INCOME TAX - Deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Gross deferred tax assets	$ 98,377,000	$ 95,371,000
Valuation allowance	(97,628,000)	(94,446,000)
Deferred tax asset, net of allowance	(749,000)	(925,000)
CONCORD ACQUISITION CORP III
Components of Deferred Tax Assets [Abstract]
Organizational costs/startup expenses	1,223,864	243,656
Federal net operating loss carryforward	0	0
Gross deferred tax assets	1,223,864	243,656
Valuation allowance	(1,223,864)	(243,656)
Deferred tax asset, net of allowance	$ 0	$ 0